Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows - Balances per Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances per Condensed Consolidating Balance Sheet:
Cash and cash equivalents	$ 0	$ 0		$ 0
Restricted cash	94,000	79,741		289,141
Total cash, cash equivalents and restricted cash	94,000	79,741	$ 218,000	289,141	$ 226,559	$ 270,540
Eliminations [Member]
Balances per Condensed Consolidating Balance Sheet:
Cash and cash equivalents	0	0		0
Restricted cash	0	0		0
Total cash, cash equivalents and restricted cash	0	0	0	0	0	0
Parent Issuer [Member]
Balances per Condensed Consolidating Balance Sheet:
Cash and cash equivalents	0	0		0
Restricted cash	80,000	68,787		282,248
Total cash, cash equivalents and restricted cash	80,000	68,787	208,000	282,248	226,559	270,540
Guarantors [Member]
Balances per Condensed Consolidating Balance Sheet:
Cash and cash equivalents	0	0		0
Restricted cash	14,000	10,954		6,893
Total cash, cash equivalents and restricted cash	$ 14,000	$ 10,954	$ 10,000	$ 6,893	$ 0	$ 0